Document and Entity Information	Jan. 27, 2023
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001847903
Document Type	8-K
Document Period End Date	Jan. 27, 2023
Entity Registrant Name	CENTESSA PHARMACEUTICALS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-04321
Entity Tax Identification Number	98-1612294
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	1 Ashley Road
Entity Address, Address Line Three	Altrincham
Entity Address, City or Town	Cheshire
Entity Address, Postal Zip Code	WA14 2DT
Entity Address, Country	GB
City Area Code	+44 (0) 203
Local Phone Number	9206789
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Ordinary shares, nominal value £0.002 per share
Trading Symbol	CNTA
Adr [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	American Depositary Shares, each representing one ordinary share, nominal value £0.002 per share
Trading Symbol	CNTA